Cumulative Credit Impairments on Fixed-Maturity Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Than Temporary Impairment Losses Recognized [Line Items]
Beginning Balance	$ 0	$ 0
Additions for credit impairments recognized on:
Securities not previously impaired	257	387
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(257)	(387)
Ending Balance	$ 0	$ 0